Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain company financial performance metrics. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning our pay-for-performance philosophy and how we align executive compensation with company financial performance, refer to the Compensation Discussion and Analysis.
Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so.

Year[2]	Pay				Performance
	CEO		Average of Other NEOs		Cumulative Total Shareholder Return (Value of $100 Initial Investment)1:		Net Income ($Mn)	Adjusted EBITDA[6] ($Mn)
	SCT Total Compensation	Compensation Actually Paid[3]	SCT Total Compensation	Compensation Actually Paid[4]	EPC	Peer Group[5]
2023	$10,517,129	$9,124,943	$2,310,328	$1,872,883	$138.92	$106.10	$114.7	$342
2022	$9,320,280	$10,600,848	$1,900,947	$2,402,210	$138.52	$91.47	$99.5	$335
2021	$8,104,026	$11,957,823	$2,158,258	$2,615,423	$132.34	$100.05	$117.8	$367
1.	Represents the value of a hypothetical $100 investment beginning at market close on September 29, 2021, assuming reinvestment of dividends.
2.	For each covered year, the CEO was Rod R. Little. The other NEOs were as follows:
•	2023: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert
•	2022: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert
•	2021: Daniel J. Sullivan, Eric F. O’Toole, Marisa B. Iasenza and Anne-Sophie Gaget
3.
Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2023	2022	2021
Total Compensation for CEO as reported SCT for the covered year	$10,517,129	$9,320,280	$8,104,026
Deduct pension values reported in SCT for the covered year	$0	$0	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$7,560,774	$7,112,126	$5,720,490
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$0
Add fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$6,451,441	$6,196,672	$5,556,723
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0
Add dividends paid on unvested shares/share units and stock options	$107,860	$107,576	$411
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($2,261,031)	$429,987	$3,706,191
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$1,870,318	$1,658,459	$310,962
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Compensation Actually Paid to CEO	$9,124,943	$10,600,848	$11,957,823
4.
Amounts reported in this column are based on average total compensation reported for our Other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2023	2022	2021
Average Total Compensation for Other NEOs as reported SCT for the covered year	$2,310,328	$1,900,947	$2,158,258
Deduct average pension values reported in SCT for the covered year	$50,691	$28,729	$0
Deduct average grant date fair value of equity awards reported in SCT for the covered year	$1,144,569	$1,013,257	$1,061,580
Add average pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$0
Add average fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$980,629	$882,178	$773,393
Add average fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0
Add average dividends paid on unvested shares/share units and stock options	$25,371	$22,263	$1,437
Add the average changes in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($326,076)	$13,518	$647,698
Add the average change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$77,891	$625,290	$96,217
Subtract the average fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Average Compensation Actually Paid to Other NEOs	$1,872,883	$2,402,210	$2,615,423
5.	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, the S&P Composite 1500 Household Products.
6.	Represent Adjusted EBITDA as shown in Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
2.	For each covered year, the CEO was Rod R. Little. The other NEOs were as follows:
•	2023: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert
•	2022: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert
•	2021: Daniel J. Sullivan, Eric F. O’Toole, Marisa B. Iasenza and Anne-Sophie Gaget

Peer Group Issuers, Footnote [Text Block]
5.	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, the S&P Composite 1500 Household Products.

PEO Total Compensation Amount	$ 10,517,129	$ 9,320,280	$ 8,104,026
PEO Actually Paid Compensation Amount	$ 9,124,943	10,600,848	11,957,823
Adjustment To PEO Compensation, Footnote [Text Block]
3.
Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2023	2022	2021
Total Compensation for CEO as reported SCT for the covered year	$10,517,129	$9,320,280	$8,104,026
Deduct pension values reported in SCT for the covered year	$0	$0	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$7,560,774	$7,112,126	$5,720,490
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$0
Add fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$6,451,441	$6,196,672	$5,556,723
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0
Add dividends paid on unvested shares/share units and stock options	$107,860	$107,576	$411
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($2,261,031)	$429,987	$3,706,191
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$1,870,318	$1,658,459	$310,962
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Compensation Actually Paid to CEO	$9,124,943	$10,600,848	$11,957,823

Non-PEO NEO Average Total Compensation Amount	$ 2,310,328	1,900,947	2,158,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,872,883	2,402,210	2,615,423
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.
Amounts reported in this column are based on average total compensation reported for our Other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2023	2022	2021
Average Total Compensation for Other NEOs as reported SCT for the covered year	$2,310,328	$1,900,947	$2,158,258
Deduct average pension values reported in SCT for the covered year	$50,691	$28,729	$0
Deduct average grant date fair value of equity awards reported in SCT for the covered year	$1,144,569	$1,013,257	$1,061,580
Add average pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0	$0	$0
Add average fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$980,629	$882,178	$773,393
Add average fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0
Add average dividends paid on unvested shares/share units and stock options	$25,371	$22,263	$1,437
Add the average changes in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	($326,076)	$13,518	$647,698
Add the average change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$77,891	$625,290	$96,217
Subtract the average fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Average Compensation Actually Paid to Other NEOs	$1,872,883	$2,402,210	$2,615,423

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance
The charts below describe the relationship between compensation actually paid to our CEO and to our other NEOs (as calculated above) and our financial and stock performance for the indicated years. In addition, the first chart below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance
The charts below describe the relationship between compensation actually paid to our CEO and to our other NEOs (as calculated above) and our financial and stock performance for the indicated years. In addition, the first chart below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance
The charts below describe the relationship between compensation actually paid to our CEO and to our other NEOs (as calculated above) and our financial and stock performance for the indicated years. In addition, the first chart below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Adjusted EBITDA utilized for Executive Officer Compensation excluded an immaterial adjustment related to aged goods received but not yet invoiced (“GRNI”). Refer to “Note 1. Background & Basis of Presentation” of the Notes to Consolidated Financial Statements of our Annual Report on Form 10-K for the fiscal year ended September 30, 2023 for additional information.

Total Shareholder Return Vs Peer Group [Text Block]
Description of the Relationship Between Compensation Actually Paid to our Named Executive Officers and Company Performance
The charts below describe the relationship between compensation actually paid to our CEO and to our other NEOs (as calculated above) and our financial and stock performance for the indicated years. In addition, the first chart below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Tabular List [Table Text Block]
Company’s Most Important Financial Performance Measures
The following were the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance:

Total Shareholder Return (“TSR”)

Adjusted EBITDA
Net Income

Total Shareholder Return Amount	$ 138.92	138.52	132.34
Peer Group Total Shareholder Return Amount	106.1	91.47	100.05
Net Income (Loss)	$ 114,700,000	$ 99,500,000	$ 117,800,000
Company Selected Measure Amount	342,000,000	335,000,000	367,000,000
PEO Name	Rod R. Little	Rod R. Little	Rod R. Little
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (“TSR”)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | Pension Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Grant Date Fair Value of Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,560,774)	(7,112,126)	(5,720,490)
PEO [Member] | Pension Value Attributable to Current Year's Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value as of the End of the Covered Year of All Equity Awards Granted during the Covered Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,451,441	6,196,672	5,556,723
PEO [Member] | Fair Value as of the Vesting Date of Any Awards Granted in the Covered Year that Vested during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Paid on Unvested Shares/share Units and Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	107,860	107,576	411
PEO [Member] | Change in Fair Value (Whether Positive or Negative) as of the End of the Covered Year of Any Equity Awards Granted in Any Prior Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,261,031)	429,987	3,706,191
PEO [Member] | Change in Fair Value (Whether Positive or Negative) as of the Vesting Date of Any Equity Awards Granted in Any Prior Year for Which All Applicable Vesting Conditions were Satisfied during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,870,318	1,658,459	310,962
PEO [Member] | Fair Value of Any Equity Awards Granted in a Prior Year that were Forfeited in the Covered Year Determined as of the End of the Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,691)	(28,729)	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,144,569)	(1,013,257)	(1,061,580)
Non-PEO NEO [Member] | Pension Value Attributable to Current Year's Service and Any Change in Pension Value Attributable to Plan Amendments Made in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value as of the End of the Covered Year of All Equity Awards Granted during the Covered Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	980,629	882,178	773,393
Non-PEO NEO [Member] | Fair Value as of the Vesting Date of Any Awards Granted in the Covered Year that Vested during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Paid on Unvested Shares/share Units and Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,371	22,263	1,437
Non-PEO NEO [Member] | Change in Fair Value (Whether Positive or Negative) as of the End of the Covered Year of Any Equity Awards Granted in Any Prior Year that are Outstanding and Unvested as of the End of Such Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(326,076)	13,518	647,698
Non-PEO NEO [Member] | Change in Fair Value (Whether Positive or Negative) as of the Vesting Date of Any Equity Awards Granted in Any Prior Year for Which All Applicable Vesting Conditions were Satisfied during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,891	625,290	96,217
Non-PEO NEO [Member] | Fair Value of Any Equity Awards Granted in a Prior Year that were Forfeited in the Covered Year Determined as of the End of the Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0